Selected FUNDS

Selected Funds

Selected American Shares

Selected International Fund

March 31, 2023

SELECTING QUALITY COMPANIES FOR THE LONG TERM

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2023 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.29%)
COMMUNICATION SERVICES – (16.32%)
Media & Entertainment – (16.32%)
Alphabet Inc., Class A *	567,820	$58,899,969
Alphabet Inc., Class C *	351,030	36,507,120
ASAC II L.P. *(a)(b)	1,174,606	1,143,009
IAC Inc. *	172,100	8,880,360
Liberty TripAdvisor Holdings, Inc., Series A *	41,693	35,814
Meta Platforms, Inc., Class A *	626,928	132,871,120
	Total Communication Services	238,337,392
CONSUMER DISCRETIONARY – (8.78%)
Consumer Discretionary Distribution & Retail – (8.78%)
Amazon.com, Inc. *	695,520	71,840,261
Coupang, Inc., Class A (South Korea)*	759,719	12,155,504
JD.com, Inc., Class A, ADR (China)	363,721	15,963,714
Naspers Ltd. - N (South Africa)	20,462	3,791,491
Prosus N.V., Class N (Netherlands)	312,849	24,497,329
	Total Consumer Discretionary	128,248,299
CONSUMER STAPLES – (1.09%)
Food, Beverage & Tobacco – (1.09%)
Darling Ingredients Inc. *	271,870	15,877,208
	Total Consumer Staples	15,877,208
FINANCIALS – (45.22%)
Banks – (19.65%)
Danske Bank A/S (Denmark)*	1,771,930	35,649,084
DBS Group Holdings Ltd. (Singapore)	1,855,784	46,138,012
JPMorgan Chase & Co.	432,226	56,323,370
U.S. Bancorp	1,242,820	44,803,661
Wells Fargo & Co.	2,782,270	104,001,253
		286,915,380
Financial Services – (19.28%)
Capital Markets – (3.94%)
Bank of New York Mellon Corp.	1,266,895	57,567,709
Consumer Finance – (6.86%)
American Express Co.	72,408	11,943,699
Capital One Financial Corp.	917,575	88,234,012
		100,177,711
Financial Services – (8.48%)
Berkshire Hathaway Inc., Class A *	266	123,849,600
		281,595,020
Insurance – (6.29%)
Life & Health Insurance – (3.77%)
AIA Group Ltd. (Hong Kong)	3,116,780	32,686,779
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	22,413,233
		55,100,012
Property & Casualty Insurance – (2.52%)
Chubb Ltd.	129,611	25,167,864
Loews Corp.	77,664	4,506,065

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	5,578	$7,125,393
		36,799,322
		91,899,334
	Total Financials	660,409,734
HEALTH CARE – (6.75%)
Health Care Equipment & Services – (3.81%)
Cigna Group	157,450	40,233,198
Quest Diagnostics Inc.	109,320	15,466,594
		55,699,792
Pharmaceuticals, Biotechnology & Life Sciences – (2.94%)
Viatris Inc.	4,458,130	42,887,211
	Total Health Care	98,587,003
INDUSTRIALS – (2.91%)
Capital Goods – (1.64%)
Orascom Construction PLC (United Arab Emirates)	346,251	1,074,050
Owens Corning	239,590	22,952,722
		24,026,772
Transportation – (1.27%)
DiDi Global Inc., Class A, ADS (China)*	4,864,750	18,486,050
	Total Industrials	42,512,822
INFORMATION TECHNOLOGY – (15.84%)
Semiconductors & Semiconductor Equipment – (13.51%)
Applied Materials, Inc.	844,700	103,754,501
Intel Corp.	972,990	31,787,583
Texas Instruments Inc.	331,563	61,674,034
		197,216,118
Software & Services – (1.26%)
Microsoft Corp.	63,770	18,384,891
Technology Hardware & Equipment – (1.07%)
Samsung Electronics Co., Ltd. (South Korea)	316,960	15,673,975
	Total Information Technology	231,274,984
MATERIALS – (2.38%)
Teck Resources Ltd., Class B (Canada)	952,970	34,783,405
	Total Materials	34,783,405
TOTAL COMMON STOCK – (Identified cost $871,763,654)		1,450,030,847

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2023 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (0.73%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $6,007,407 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $6,125,100)	$6,005,000	$6,005,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $4,698,883 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 05/01/26-02/01/53, total market value $4,790,940)	4,697,000	4,697,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,702,000)		10,702,000
	Total Investments – (100.02%) – (Identified cost $882,465,654)		1,460,732,847
	Liabilities Less Other Assets – (0.02%)		(254,679)
		Net Assets – (100.00%)	$1,460,478,168

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $1,143,009 or 0.08% of the Fund's net assets as of March 31, 2023

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (98.16%)
COMMUNICATION SERVICES – (5.50%)
Media & Entertainment – (5.50%)
Baidu, Inc., Class A, ADR (China)*	12,847	$1,938,869
iQIYI, Inc., Class A, ADR (China)*	98,440	716,643
	Total Communication Services	2,655,512
CONSUMER DISCRETIONARY – (26.23%)
Consumer Discretionary Distribution & Retail – (16.50%)
Alibaba Group Holding Ltd., ADR (China)*	12,670	1,294,621
Coupang, Inc., Class A (South Korea)*	23,940	383,040
JD.com, Inc., Class A, ADR (China)	50,965	2,236,854
Naspers Ltd. - N (South Africa)	13,044	2,416,978
Prosus N.V., Class N (Netherlands)	21,014	1,645,480
		7,976,973
Consumer Durables & Apparel – (3.77%)
Fila Holdings Corp. (South Korea)	64,809	1,821,901
Consumer Services – (5.96%)
Delivery Hero SE (Germany)*	14,300	487,843
Meituan, Class B (China)*	131,787	2,390,908
		2,878,751
	Total Consumer Discretionary	12,677,625
FINANCIALS – (45.71%)
Banks – (26.14%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	86,360	2,331,720
Danske Bank A/S (Denmark)*	241,572	4,860,136
DBS Group Holdings Ltd. (Singapore)	154,620	3,844,122
DNB Bank ASA (Norway)	78,894	1,411,866
Metro Bank PLC (United Kingdom)*	138,430	181,482
		12,629,326
Financial Services – (7.13%)
Capital Markets – (7.13%)
Julius Baer Group Ltd. (Switzerland)	43,340	2,960,488
Noah Holdings Ltd., Class A, ADS (China)*	29,384	486,305
		3,446,793
Insurance – (12.44%)
Life & Health Insurance – (12.44%)
AIA Group Ltd. (Hong Kong)	322,740	3,384,689
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	406,000	2,626,500
		6,011,189
	Total Financials	22,087,308
INDUSTRIALS – (3.35%)
Transportation – (3.35%)
DiDi Global Inc., Class A, ADS (China)*	425,740	1,617,812
	Total Industrials	1,617,812
INFORMATION TECHNOLOGY – (14.09%)
Semiconductors & Semiconductor Equipment – (3.80%)
Tokyo Electron Ltd. (Japan)	15,030	1,836,155
Technology Hardware & Equipment – (10.29%)
Hollysys Automation Technologies Ltd. (China)	125,060	2,167,290

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2023 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (Continued)
	Samsung Electronics Co., Ltd. (South Korea)	56,750	$2,806,342
			4,973,632
		Total Information Technology	6,809,787
MATERIALS – (3.28%)
	Teck Resources Ltd., Class B (Canada)	43,470	1,586,655
		Total Materials	1,586,655
	TOTAL COMMON STOCK – (Identified cost $45,677,514)		47,434,699
SHORT-TERM INVESTMENTS – (1.56%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $425,170 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $433,500)	$425,000	425,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $332,133 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.50%, 10/01/27-06/01/52, total market value $338,640)	332,000	332,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $757,000)		757,000
	Total Investments – (99.72%) – (Identified cost $46,434,514)		48,191,699
	Other Assets Less Liabilities – (0.28%)		133,420
		Net Assets – (100.00%)	$48,325,119

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2023 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2023 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$237,194,383	$2,655,512
Consumer Discretionary	99,959,479	3,914,515
Consumer Staples	15,877,208	–
Financials	523,522,626	2,818,025
Health Care	98,587,003	–
Industrials	42,512,822	1,617,812
Information Technology	215,601,009	2,167,290
Materials	34,783,405	1,586,655
Total Level 1	1,268,037,935	14,759,809
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	28,288,820	8,763,110
Financials	136,887,108	19,269,283
Information Technology	15,673,975	4,642,497
Short-Term Investments	10,702,000	757,000
Total Level 2	191,551,903	33,431,890
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,143,009	–
Total Level 3	1,143,009	–
Total Investments	$1,460,732,847	$48,191,699

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2023 was $0 for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2023
Selected American Shares
Investments in Securities:
Common Stock	$1,143,009	$–	$–	$–	$–	$–	$–	$1,143,009
Total Level 3	$1,143,009	$–	$–	$–	$–	$–	$–	$1,143,009

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2023 (Unaudited)

Security Valuation – (Continued)

            Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2023	Technique	Input	Amount	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,143,009	Discounted Cash Flow	Annualized Yield	5.406%	Decrease

Total Level 3	$1,143,009

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$886,303,965	$47,902,417
Unrealized appreciation	671,742,778	7,132,515
Unrealized depreciation	(97,313,896)	(6,843,233)
Net unrealized appreciation	$574,428,882	$289,282